Fair value measurements (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY (¥)
Level 3
Fair value measurements
Fair value of convertible notes	$ 218,666	¥ 1,355,511	$ 176,640
Carrying value
Fair value measurements
Carrying value of convertible notes	$ 131,610	¥ 815,851		¥ 777,753